Fair Value Measurements (Assets and Liabilities that are Measured at Fair Value on a Recurring Basis) (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		$ 294	$ 307
Derivative Liabilities		279	284
Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		93	166
Derivative Liabilities		103	66
Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		31	33
Derivative Liabilities		19	8
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		5,156	5,379
Total liabilities		279	284
Fair Value, Measurements, Recurring | Equity securities: | U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	3,277	3,493
Fair Value, Measurements, Recurring | Fixed Income | Corporate debt instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	431	444
Fair Value, Measurements, Recurring | Fixed Income | Government Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	1,143	1,101
Fair Value, Measurements, Recurring | Cash equivalents and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	11	34
Fair Value, Measurements, Recurring | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		250	258
Derivative Liabilities		135	197
Fair Value, Measurements, Recurring | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		18	17
Derivative Liabilities		142	85
Fair Value, Measurements, Recurring | Foreign currency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		26	32
Derivative Liabilities		2	2
Fair Value, Measurements, Recurring | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		2,297	2,466
Total liabilities		103	66
Fair Value, Measurements, Recurring | Virginia Electric and Power Company | Equity securities: | U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]		1,566
Fair Value, Measurements, Recurring | Virginia Electric and Power Company | Fixed Income | Corporate debt instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	1,476	224
Fair Value, Measurements, Recurring | Virginia Electric and Power Company | Fixed Income | Government Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	221	494
Fair Value, Measurements, Recurring | Virginia Electric and Power Company | Cash equivalents and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	507	16
Fair Value, Measurements, Recurring | Virginia Electric and Power Company | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		90	166
Derivative Liabilities		15	9
Fair Value, Measurements, Recurring | Virginia Electric and Power Company | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		3
Derivative Liabilities		88	57
Fair Value, Measurements, Recurring | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		31	33
Total liabilities		19	8
Fair Value, Measurements, Recurring | Dominion Energy Gas Holdings, LLC | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		3
Derivative Liabilities			6
Fair Value, Measurements, Recurring | Dominion Energy Gas Holdings, LLC | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		2	1
Derivative Liabilities		17
Fair Value, Measurements, Recurring | Dominion Energy Gas Holdings, LLC | Foreign currency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		26	32
Derivative Liabilities		2	2
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		3,743	3,834
Fair Value, Measurements, Recurring | Level 1 | Equity securities: | U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	3,277	3,493
Fair Value, Measurements, Recurring | Level 1 | Fixed Income | Government Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	455	307
Fair Value, Measurements, Recurring | Level 1 | Cash equivalents and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	11	34
Fair Value, Measurements, Recurring | Level 1 | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,640	1,750
Fair Value, Measurements, Recurring | Level 1 | Virginia Electric and Power Company | Equity securities: | U.S.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]		1,566
Fair Value, Measurements, Recurring | Level 1 | Virginia Electric and Power Company | Fixed Income | Corporate debt instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	1,476
Fair Value, Measurements, Recurring | Level 1 | Virginia Electric and Power Company | Fixed Income | Government Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]		168
Fair Value, Measurements, Recurring | Level 1 | Virginia Electric and Power Company | Cash equivalents and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	164	16
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1,343	1,388
Total liabilities		273	277
Fair Value, Measurements, Recurring | Level 2 | Fixed Income | Corporate debt instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	431	444
Fair Value, Measurements, Recurring | Level 2 | Fixed Income | Government Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[1]	688	794
Fair Value, Measurements, Recurring | Level 2 | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		180	101
Derivative Liabilities		129	190
Fair Value, Measurements, Recurring | Level 2 | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		18	17
Derivative Liabilities		142	85
Fair Value, Measurements, Recurring | Level 2 | Foreign currency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		26	32
Derivative Liabilities		2	2
Fair Value, Measurements, Recurring | Level 2 | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		591	564
Total liabilities		97	61
Fair Value, Measurements, Recurring | Level 2 | Virginia Electric and Power Company | Fixed Income | Corporate debt instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]		224
Fair Value, Measurements, Recurring | Level 2 | Virginia Electric and Power Company | Fixed Income | Government Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	221	326
Fair Value, Measurements, Recurring | Level 2 | Virginia Electric and Power Company | Cash equivalents and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	[2]	343
Fair Value, Measurements, Recurring | Level 2 | Virginia Electric and Power Company | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		24	14
Derivative Liabilities		9	4
Fair Value, Measurements, Recurring | Level 2 | Virginia Electric and Power Company | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		3
Derivative Liabilities		88	57
Fair Value, Measurements, Recurring | Level 2 | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		31	33
Total liabilities		19	6
Fair Value, Measurements, Recurring | Level 2 | Dominion Energy Gas Holdings, LLC | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		3
Derivative Liabilities			4
Fair Value, Measurements, Recurring | Level 2 | Dominion Energy Gas Holdings, LLC | Interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		2	1
Derivative Liabilities		17
Fair Value, Measurements, Recurring | Level 2 | Dominion Energy Gas Holdings, LLC | Foreign currency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		26	32
Derivative Liabilities		2	2
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		70	157
Total liabilities		6	7
Fair Value, Measurements, Recurring | Level 3 | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		70	157
Derivative Liabilities		6	7
Fair Value, Measurements, Recurring | Level 3 | Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		66	152
Total liabilities		6	5
Fair Value, Measurements, Recurring | Level 3 | Virginia Electric and Power Company | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		66	152
Derivative Liabilities		$ 6	5
Fair Value, Measurements, Recurring | Level 3 | Dominion Energy Gas Holdings, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities			2
Fair Value, Measurements, Recurring | Level 3 | Dominion Energy Gas Holdings, LLC | Commodity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities			$ 2

[1]	Includes investments held in the nuclear decommissioning and rabbi trusts. Excludes $220 million and $88 million of assets at December 31, 2018 and 2017, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.
[2]	Includes investments held in the nuclear decommissioning trusts. Excludes $160 million and $27 million of assets at December 31, 2018 and 2017, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.